INTANGIBLE ASSETS - Finite-lived intangible assets (Details)	Dec. 31, 2025
Minimum
Intangible assets disclosures
Intangible asset useful life	2 years
Maximum
Intangible assets disclosures
Intangible asset useful life	20 years
Business Relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Business Relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	20 years
Technology | Minimum
Intangible assets disclosures
Intangible asset useful life	2 years
Technology | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Other | Minimum
Intangible assets disclosures
Intangible asset useful life	2 years
Other | Maximum
Intangible assets disclosures
Intangible asset useful life	16 years